Operating, General And Administrative Expenses And Restructuring Costs (Tables)	6 Months Ended
Feb. 28, 2021
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Schedule Of Operating, General And Administrative Expenses, And Restructuring Costs
	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Employee salaries and benefits(1)	154	160	307	317
Purchase of goods and services	597	603	1,219	1,241
	751	763	1,526	1,558

For the three and six months ended February 28, 2021, employee salaries and benefits include $1 (2020 - $nil) and $13 (2020 - $nil) in restructuring costs respectively.